Financial liabilities - Summary of Long Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of long term borrowings [Line Items]
Total	¥ 17,074,634	¥ 15,308,519
Long-term debt [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	24,333,981	21,970,573
Less - Current portion due within one year	(7,648,596)	(7,026,845)
Total	16,685,384	14,943,727
Long-term debt [Member] | Unsecured loans (principally from bank) [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	5,719,366	4,990,165
Long-term debt [Member] | Secured loans (principally financial receivables securitization) [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	5,266,411	3,902,766
Long-term debt [Member] | Consolidated subsidiaries [Member] | Medium-term notes [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	10,561,816	10,257,689
Long-term debt [Member] | Consolidated subsidiaries [Member] | Unsecured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	1,621,444	1,664,634
Long-term debt [Member] | Consolidated subsidiaries [Member] | Secured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	37,294	32,174
Long-term debt [Member] | Parent [Member] | Unsecured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	¥ 1,127,650	¥ 1,123,145